Expense Example - Chase Growth Fund	Jan. 28, 2026 USD ($)
Chase Growth Fund Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 117
Expense Example, with Redemption, 3 Years	395
Expense Example, with Redemption, 5 Years	694
Expense Example, with Redemption, 10 Years	1,544
Chase Growth Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	348
Expense Example, with Redemption, 5 Years	614
Expense Example, with Redemption, 10 Years	$ 1,374